INVENTORIES - (Details) $ in Millions, Rp in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
INVENTORIES
Total current inventories	$ 42	Rp 585	Rp 717
Gross or Cost
INVENTORIES
Components		351	429
SIM cards and blank prepaid vouchers		154	137
Others		172	218
Total current inventories		677	784
Provision for impairment
INVENTORIES
Components		(62)	(38)
SIM cards and blank prepaid vouchers		(28)	(28)
Others		(2)	(1)
Total current inventories		Rp (92)	Rp (67)	Rp (53)